CONVERGE DIRECT ACQUISITION (Details 2)	9 Months Ended
Mar. 31, 2022 USD ($)
Technology [Member]
Preliminary Fair Value	$ 10,500,000
Life in years	5 years
Discount rate	17.50%
Valuation Method	Income (Relief-from-Royalty)
Customer Relationships [Member]
Preliminary Fair Value	$ 56,900,000
Life in years	10 years
Discount rate	17.50%
Valuation Method	Income (MPEEM)
Trade Names [Member]
Preliminary Fair Value	$ 3,600,000
Life in years	10 years
Discount rate	18.50%
Valuation Method	Income (Relief-from-Royalty)